LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–16.82%
Federal Home Loan Mortgage Corp. REMICS
Series 4141 Class PA 1.50% 12/15/42	4,361,031	$3,729,759
•Series 4347 Class WF 4.20% (30 day USD SOFR Average + 0.51%) 1/15/40	470,587	465,937
•Series 4367 Class GF 4.15% (30 day USD SOFR Average + 0.46%) 3/15/37	1,207,558	1,194,945
•Series 4419 Class AF 4.14% (30 day USD SOFR Average + 0.45%) 6/15/40	724,845	716,731
•Series 4730 Class WF 4.15% (30 day USD SOFR Average + 0.46%) 8/15/38	1,347,826	1,333,556
•Series 4906 Class WF 4.20% (30 day USD SOFR Average + 0.51%) 12/15/38	1,734,841	1,713,821
Series 4948 Class E 2.50% 10/25/48	252,239	231,840
Series 5115 Class CD 1.00% 8/15/44	3,937,586	3,415,009
•Series 5480 Class FG 4.81% (30 day USD SOFR Average + 1.15%) 12/25/54	2,124,788	2,138,409
•Series 5484 Class FA 4.86% (30 day USD SOFR Average + 1.20%) 12/25/54	1,430,374	1,437,369
•Series 5493 Class FK 4.81% (30 day USD SOFR Average + 1.15%) 1/25/55	2,029,483	2,035,554
•Series 5500 Class AF 4.66% (30 day USD SOFR Average + 1.00%) 2/25/55	292,579	291,983
•Series 5500 Class FA 4.86% (30 day USD SOFR Average + 1.20%) 2/25/55	2,506,700	2,518,016
•Series 5500 Class GF 4.61% (30 day USD SOFR Average + 0.95%) 10/25/54	2,478,220	2,495,438
•Series 5508 Class DF 4.66% (30 day USD SOFR Average + 1.00%) 2/25/55	1,771,293	1,776,919
•Series 5508 Class FB 4.66% (30 day USD SOFR Average + 1.00%) 2/25/55	308,713	307,907
•Series 5511 Class FG 4.81% (30 day USD SOFR Average + 1.15%) 3/25/55	1,596,111	1,602,029
•Series 5513 Class MF 4.60% (30 day USD SOFR Average + 0.94%) 11/25/54	9,098,624	9,160,837
•Series 5517 Class FE 4.61% (30 day USD SOFR Average + 0.95%) 3/25/55	596,189	599,218
•Series 5517 Class VF 4.61% (30 day USD SOFR Average + 0.95%) 3/25/55	3,832,346	3,837,092
•Series 5532 Class FA 4.61% (30 day USD SOFR Average + 0.95%) 4/25/55	4,622,132	4,628,818
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 5534 Class FM 4.59% (30 day USD SOFR Average + 0.93%) 5/25/55	4,402,166	$4,432,614
•Series 5544 Class F 4.66% (30 day USD SOFR Average + 1.00%) 6/25/55	2,744,382	2,766,725
•Series 5549 Class CF 4.66% (30 day USD SOFR Average + 1.00%) 10/25/52	3,900,325	3,942,621
•Series 5557 Class FM 4.76% (30 day USD SOFR Average + 1.10%) 7/25/55	1,390,586	1,399,051
•Series 5560 Class FB 4.66% (30 day USD SOFR Average + 1.00%) 6/25/55	1,195,820	1,206,638
•Series 5564 Class FB 4.86% (30 day USD SOFR Average + 1.20%) 8/25/55	1,496,341	1,512,757
•Series 5564 Class PF 4.86% (30 day USD SOFR Average + 1.20%) 8/25/55	965,882	977,193
•Series 5565 Class FA 4.81% (30 day USD SOFR Average + 1.15%) 8/25/55	1,654,545	1,668,274
•Series 5565 Class FB 4.61% (30 day USD SOFR Average + 0.95%) 8/25/55	683,492	690,776
•Series 5584 Class DF 4.56% (30 day USD SOFR Average + 0.90%) 10/25/55	452,567	454,994
•Series 5593 Class FB 4.56% (30 day USD SOFR Average + 0.90%) 11/25/55	661,843	667,574
•Series 5601 Class F 4.56% (30 day USD SOFR Average + 0.90%) 11/25/55	768,875	775,453
•Federal Home Loan Mortgage Corp. STRIPS
Series 328 Class F4 4.15% (30 day USD SOFR Average + 0.46%) 2/15/38	1,239,061	1,217,712
Series 330 Class F4 4.15% (30 day USD SOFR Average + 0.46%) 10/15/37	572,138	568,360
Federal National Mortgage Association REMICS
•Series 2011-86 Class NF 4.33% (30 day USD SOFR Average + 0.66%) 9/25/41	487,732	487,565
Series 2013-6 Class JB 1.50% 2/25/43	4,073,690	3,558,114
•Series 2014-49 Class AF 4.12% (30 day USD SOFR Average + 0.43%) 8/25/44	210,481	209,362
•Series 2017-95 Class FA 4.15% (30 day USD SOFR Average + 0.46%) 11/25/47	1,199,896	1,193,287
•Series 2019-53 Class FA 4.20% (30 day USD SOFR Average + 0.51%) 9/25/49	1,185,260	1,152,608
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2020-29 Class FC 4.60% (30 day USD SOFR Average + 0.91%) 5/25/50	1,521,918	$1,533,439
•Series 2024-100 Class FA 4.76% (30 day USD SOFR Average + 1.10%) 6/25/54	2,052,797	2,057,223
•Series 2024-101 Class FB 4.76% (30 day USD SOFR Average + 1.10%) 1/25/55	2,901,684	2,908,591
•Series 2024-103 Class FC 4.81% (30 day USD SOFR Average + 1.15%) 1/25/55	3,244,057	3,255,293
•Series 2024-104 Class FA 4.71% (30 day USD SOFR Average + 1.05%) 1/25/55	3,276,194	3,278,694
•Series 2024-90 Class FB 4.91% (30 day USD SOFR Average + 1.25%) 11/25/53	2,308,459	2,329,014
•Series 2024-95 Class KF 4.76% (30 day USD SOFR Average + 1.10%) 12/25/54	1,254,430	1,257,182
•Series 2025-12 Class EF 4.57% (30 day USD SOFR Average + 0.91%) 3/25/55	633,212	637,070
•Series 2025-12 Class FG 4.61% (30 day USD SOFR Average + 0.95%) 3/25/55	275,435	277,410
•Series 2025-16 Class FA 4.81% (30 day USD SOFR Average + 1.15%) 3/25/55	1,909,681	1,915,748
•Series 2025-16 Class FM 4.61% (30 day USD SOFR Average + 0.95%) 1/25/55	429,789	432,775
•Series 2025-18 Class FM 4.56% (30 day USD SOFR Average + 0.90%) 9/25/54	9,418,837	9,473,405
•Series 2025-19 Class FC 4.82% (30 day USD SOFR Average + 1.16%) 3/25/55	2,144,654	2,160,748
•Series 2025-35 Class FB 4.66% (30 day USD SOFR Average + 1.00%) 5/25/55	1,109,091	1,112,266
•Series 2025-35 Class FM 4.71% (30 day USD SOFR Average + 1.05%) 5/25/55	911,009	916,076
•Series 2025-4 Class FB 4.86% (30 day USD SOFR Average + 1.20%) 12/25/53	746,148	749,750
•Series 2025-54 Class FM 4.76% (30 day USD SOFR Average + 1.10%) 7/25/55	765,148	769,828
•Series 2025-6 Class FA 4.91% (30 day USD SOFR Average + 1.25%) 2/25/55	628,236	632,043
•Series 2025-88 Class FM 4.56% (30 day USD SOFR Average + 0.90%) 8/25/55	876,014	881,728
•Series 2025-93 Class FA 4.76% (30 day USD SOFR Average + 1.10%) 11/25/55	1,199,919	1,201,653
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2025-95 Class F 4.56% (30 day USD SOFR Average + 0.90%) 12/25/53	1,005,622	$1,008,822
•Series 2025-99 Class KF 4.66% (30 day USD SOFR Average + 1.00%) 11/25/55	591,161	593,704
•Series 2026-25 Class FD 4.75% (30 day USD SOFR Average + 1.05%) 4/25/56	6,500,000	6,464,647
Government National Mortgage Association REMICS
•Series 2016-H17 Class FC 4.61% (1 mo. USD Term SOFR + 0.94%) 8/20/66	387,258	388,926
•Series 2016-H19 Class FA 4.56% (1 mo. USD Term SOFR + 0.89%) 9/20/66	221,622	222,583
•Series 2022-H22 Class EF 4.42% (30 day USD SOFR Average + 0.75%) 10/20/72	1,233,373	1,239,792
•Series 2023-H02 Class FA 4.57% (30 day USD SOFR Average + 0.90%) 1/20/73	3,275,227	3,281,995
•Series 2023-H23 Class JF 4.65% (30 day USD SOFR Average + 0.98%) 9/20/73	7,220,810	7,331,649
•Series 2023-H26 Class DF 3.97% (30 day USD SOFR Average + 0.30%) 9/20/73	2,237,820	2,232,671
•Series 2024-13 Class FA 4.62% (30 day USD SOFR Average + 0.95%) 1/20/54	274,957	275,820
•Series 2025-100 Class FA 4.82% (30 day USD SOFR Average + 1.15%) 6/20/55	524,467	529,669
•Series 2025-118 Class FA 4.82% (30 day USD SOFR Average + 1.15%) 7/20/55	476,148	481,792
Series 2025-79 Class NA 3.50% 11/20/49	2,598,621	2,503,254
•Series 2025-89 Class PF 4.62% (30 day USD SOFR Average + 0.95%) 5/20/55	937,437	946,895
•Series 2025-98 Class GF 4.57% (30 day USD SOFR Average + 0.90%) 6/20/55	5,025,710	5,071,473
Total Agency Collateralized Mortgage Obligations (Cost $145,878,389)		144,866,493
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.33%
♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q029 Class A 4.22% (30 day USD SOFR Average + 0.55%) 8/25/27	716,615	716,613
LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Federal National Mortgage Association-ACES
Series 2017-M2 Class A2 2.86% 2/25/27	1,435,554	$1,422,100
Series 2017-M4 Class A2 2.56% 12/25/26	750,592	742,448
Total Agency Commercial Mortgage-Backed Securities (Cost $2,881,937)		2,881,161
AGENCY MORTGAGE-BACKED SECURITIES–19.50%
Federal National Mortgage Association 4.30% 12/1/32	8,700,000	8,616,917
Uniform Mortgage-Backed Security, TBA
5.00% 5/1/56	43,400,000	42,748,732
6.00% 5/1/56	114,500,000	116,574,404
Total Agency Mortgage-Backed Securities (Cost $168,347,947)		167,940,053
CORPORATE BONDS–37.68%
Aerospace & Defense–0.06%
Boeing Co. 6.26% 5/1/27	500,000	508,632
		508,632
Agriculture–0.32%
Bunge Ltd. Finance Corp. 2.00% 4/21/26	2,800,000	2,795,967
		2,795,967
Airlines–0.33%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	658,697	656,359
Southwest Airlines Co. 5.13% 6/15/27	1,173,000	1,176,766
♦United Airlines Pass-Through Trust 3.75% 3/3/28	1,004,623	1,002,187
		2,835,312
Auto Manufacturers–3.94%
•American Honda Finance Corp. 4.38% (1 day USD SOFR + 0.73%) 3/8/27	7,200,000	7,200,810
•BMW U.S. Capital LLC 4.57% (1 day USD SOFR Index + 0.92%) 3/21/28	2,000,000	2,005,751
Ford Motor Co. 4.35% 12/8/26	500,000	498,529
Ford Motor Credit Co. LLC
4.13% 8/17/27	300,000	296,114
4.27% 1/9/27	2,366,000	2,355,187
4.95% 5/28/27	1,200,000	1,199,639
5.13% 11/5/26	6,200,000	6,212,811
Hyundai Capital America
•4.69% (1 day USD SOFR + 1.04%) 6/24/27	900,000	902,196
5.15% 3/27/30	1,100,000	1,111,741
5.30% 3/19/27	1,100,000	1,108,400
Hyundai Capital Services, Inc. 5.13% 2/5/27	5,500,000	5,527,996
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,457,136
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
•4.71% (1 day USD SOFR + 1.06%) 3/25/27	200,000	$200,394
4.95% 3/25/27	2,800,000	2,811,236
		33,887,940
Banks–12.85%
Bank Hapoalim BM 4.72% 7/14/29	2,600,000	2,568,143
μBarclays PLC
5.67% 3/12/28	4,500,000	4,542,373
5.83% 5/9/27	1,600,000	1,601,732
BPCE SA
3.50% 10/23/27	1,600,000	1,576,040
4.75% 7/19/27	1,700,000	1,708,316
μ6.61% 10/19/27	2,700,000	2,729,835
•Canadian Imperial Bank of Commerce 4.39% (1 day USD SOFR + 0.72%) 1/13/28	3,000,000	3,000,949
•Cooperatieve Rabobank UA
4.27% (1 day USD SOFR Index + 0.62%) 8/28/26	300,000	300,296
4.58% (1 day USD SOFR Index + 0.90%) 10/5/26	1,300,000	1,302,900
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	2,231,000	2,286,221
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	6,400,000	6,312,653
•4.59% (1 day USD SOFR + 0.92%) 10/21/27	4,700,000	4,710,133
•5.68% (3 mo. USD Term SOFR + 2.01%) 10/28/27	700,000	705,177
μING Groep NV 1.73% 4/1/27	3,124,000	3,124,000
•JPMorgan Chase & Co. 4.55% (1 day USD SOFR + 0.89%) 4/22/27	9,300,000	9,302,463
μLloyds Banking Group PLC
4.24% 2/10/30	3,300,000	3,264,455
5.46% 1/5/28	2,300,000	2,316,967
Mizrahi Tefahot Bank Ltd. 5.05% 1/28/31	3,400,000	3,358,076
μMizuho Financial Group, Inc. 1.23% 5/22/27	3,700,000	3,682,551
•Morgan Stanley 4.69% (1 day USD SOFR + 1.02%) 4/13/28	3,315,000	3,326,889
National Bank of Canada
μ4.17% 1/20/29	3,000,000	2,983,707
•4.71% (1 day USD SOFR Index + 1.03%) 7/2/27	5,300,000	5,307,253
NatWest Markets PLC 4.65% 3/27/29	6,500,000	6,517,308
•Royal Bank of Canada
4.12% (1 day USD SOFR Index + 0.46%) 8/3/26	6,000,000	6,002,675
4.39% (1 day USD SOFR Index + 0.72%) 10/18/27	1,400,000	1,400,150
4.47% (1 day USD SOFR Index + 0.82%) 3/27/28	1,600,000	1,601,712
Santander Holdings USA, Inc. 3.24% 10/5/26	8,800,000	8,749,938
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Skandinaviska Enskilda Banken AB 4.54% (1 day USD SOFR + 0.89%) 3/5/27	2,043,000	$2,050,914
Toronto-Dominion Bank 3.91% 1/13/28	8,200,000	8,141,307
μWells Fargo & Co. 4.90% 1/24/28	6,200,000	6,222,486
		110,697,619
Diversified Financial Services–3.26%
Air Lease Corp. 2.20% 1/15/27	3,920,000	3,847,308
Aircastle Ltd. 2.85% 1/26/28	1,200,000	1,162,503
μAmerican Express Co. 4.01% 2/9/29	1,000,000	993,613
Citadel Finance LLC 4.75% 2/14/29	1,100,000	1,077,763
DLR Kredit AS 1.00% 1/1/27	16,800,000	2,572,893
Nomura Holdings, Inc.
2.33% 1/22/27	1,584,000	1,557,494
5.59% 7/2/27	2,200,000	2,226,877
ORIX Corp. 4.65% 9/10/29	2,000,000	2,016,208
•PSP Capital, Inc. 4.00% (1 day USD SOFR + 0.35%) 12/1/27	6,500,000	6,513,893
Realkredit Danmark AS 1.00% 1/1/27	39,700,000	6,071,296
		28,039,848
Electric–2.79%
Algonquin Power & Utilities Corp. 5.37% 6/15/26	8,800,000	8,807,254
ENEL Finance International NV
1.63% 7/12/26	2,000,000	1,984,909
5.13% 6/26/29	1,400,000	1,419,854
FirstEnergy Corp. 3.90% 7/15/27	800,000	793,485
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	3,294,829
Pacific Gas & Electric Co. 2.10% 8/1/27	1,300,000	1,259,914
Southern California Edison Co.
3.65% 3/1/28	1,500,000	1,476,221
4.70% 6/1/27	1,300,000	1,300,807
5.85% 11/1/27	200,000	203,696
Vistra Operations Co. LLC 5.05% 12/30/26	3,500,000	3,510,581
		24,051,550
Electronics–0.36%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	2,222,570
Vontier Corp. 1.80% 4/1/26	900,000	900,000
		3,122,570
Food–0.05%
General Mills, Inc. 3.20% 2/10/27	400,000	396,543
		396,543
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.39%
SGSP Australia Assets Pty. Ltd. 3.50% 7/7/27	3,400,000	$3,357,149
		3,357,149
Health Care Services–1.07%
Adventist Health System 4.74% 12/1/30	480,000	475,330
HCA, Inc. 5.38% 9/1/26	8,700,000	8,706,756
		9,182,086
Insurance–3.17%
Athene Global Funding
•4.42% (1 day USD SOFR Index + 0.75%) 7/16/26	5,000,000	5,002,900
•4.68% (1 day USD SOFR Index + 1.03%) 8/27/26	1,000,000	1,001,782
•4.68% (1 day USD SOFR Index + 1.03%) 8/27/26	400,000	400,713
•4.86% (1 day USD SOFR Index + 1.21%) 3/25/27	2,300,000	2,302,530
5.62% 5/8/26	4,100,000	4,103,442
Brighthouse Financial Global Funding 1.55% 5/24/26	1,000,000	995,572
Equitable Financial Life Global Funding 4.88% 11/19/27	4,375,000	4,401,285
F&G Global Funding 4.50% 1/9/29	6,000,000	5,877,167
GA Global Funding Trust 4.40% 9/23/27	3,200,000	3,179,581
		27,264,972
Internet–0.13%
Beignet Investor LLC 6.58% 5/30/49	1,110,000	1,141,253
		1,141,253
Investment Company–0.49%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,244,714
		4,244,714
Lodging–1.21%
Hyatt Hotels Corp. 5.05% 3/30/28	1,700,000	1,714,132
Las Vegas Sands Corp.
3.50% 8/18/26	4,700,000	4,675,032
5.90% 6/1/27	4,000,000	4,051,992
		10,441,156
Oil & Gas–0.51%
Canadian Natural Resources Ltd. 5.00% 12/15/29	800,000	812,272
Diamondback Energy, Inc. 3.25% 12/1/26	700,000	695,470
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,299,255
Qatarenergy LNG S3 6.33% 9/30/27	610,500	611,263
		4,418,260
Pharmaceuticals–1.16%
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,200,000	4,157,869
LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
=Constellation Pharmaceutical, Inc. 5.55% 7/1/33	5,602,407	$5,834,196
		9,992,065
Pipelines–1.00%
Energy Transfer LP 4.40% 3/15/27	1,814,000	1,813,014
ONEOK, Inc. 4.40% 10/15/29	2,700,000	2,682,180
Sabine Pass Liquefaction LLC 5.00% 3/15/27	500,000	500,936
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	2,008,037
Spectra Energy Partners LP 3.38% 10/15/26	1,600,000	1,591,982
		8,596,149
Real Estate–0.08%
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	664,532
		664,532
Real Estate Investment Trusts–2.56%
American Tower Corp.
1.60% 4/15/26	7,400,000	7,392,156
5.00% 1/31/30	1,700,000	1,719,815
Crown Castle, Inc.
2.90% 3/15/27	3,000,000	2,955,133
3.70% 6/15/26	6,500,000	6,489,567
EPR Properties 4.75% 12/15/26	500,000	499,698
VICI Properties LP/VICI Note Co., Inc.
4.25% 12/1/26	200,000	199,454
4.50% 9/1/26	1,100,000	1,098,714
Weyerhaeuser Co. 4.75% 5/15/26	1,667,000	1,667,462
		22,021,999
Shipbuilding–0.51%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	4,300,000	4,383,422
		4,383,422
Software–0.52%
Salesforce, Inc.
4.50% 3/15/28	2,900,000	2,900,747
4.65% 3/15/29	1,600,000	1,603,313
		4,504,060
Telecommunications–0.78%
Rogers Communications, Inc. 3.20% 3/15/27	3,100,000	3,061,708
Telefonica Emisiones SA 4.10% 3/8/27	3,700,000	3,684,607
		6,746,315
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.14%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	$1,197,165
		1,197,165
Total Corporate Bonds (Cost $324,616,055)		324,491,278
MUNICIPAL BONDS–0.54%
County of Williamson 0.92% 2/15/27	2,200,000	2,145,249
•Tulane University Series C 4.21% 2/15/36	2,630,000	2,532,798
Total Municipal Bonds (Cost $4,568,179)		4,678,047
NON-AGENCY ASSET-BACKED SECURITIES–28.29%
•37 Capital CLO 1 Ltd. Series 2021-1A Class AR 4.95% (3 mo. USD Term SOFR + 1.28%) 10/15/34	3,400,000	3,395,832
•522 Funding CLO Ltd. Series 2018-3A Class AR 4.97% (3 mo. USD Term SOFR + 1.30%) 10/20/31	6,948	6,948
•Accredited Mortgage Loan Trust Series 2004-3 Class 2A2 4.99% (1 mo. USD Term SOFR + 1.31%) 10/25/34	2,197	2,186
•AGL CLO 14 Ltd. Series 2021-14A Class AR 4.80% (3 mo. USD Term SOFR + 1.13%) 12/2/34	3,500,000	3,496,990
•AlbaCore Euro CLO IV DAC Series 4A Class AR 3.01% (3 mo. EURIBOR + 0.99%) 7/15/35	1,649,728	1,907,445
•AMMC CLO 27 Ltd. Series 2022-27A Class A1R 4.75% (3 mo. USD Term SOFR + 1.08%) 1/20/37	300,000	299,112
•Amortizing Residential Collateral Trust Series 2004-1 Class A5 4.79% (1 mo. USD Term SOFR + 1.11%) 10/25/34	20,638	20,432
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1 4.62% (1 mo. USD Term SOFR + 0.94%) 4/25/34	1,209,283	1,310,482
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A Class A 5.90% 8/21/28	7,600,000	7,738,837
BA Credit Card Trust Series 2023-A2 Class A2 4.98% 11/15/28	4,300,000	4,327,365
•Bain Capital Credit CLO Ltd.
Series 2019-3A Class ARR 4.70% (3 mo. USD Term SOFR + 1.03%) 10/21/34	3,500,000	3,489,038
LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Bain Capital Credit CLO Ltd. (continued)
Series 2021-6A Class A1R 4.76% (3 mo. USD Term SOFR + 1.09%) 10/21/34	3,500,000	$3,496,255
•Bain Capital Euro CLO DAC Series 2018-2A Class AR 2.77% (3 mo. EURIBOR + 0.74%) 1/20/32	196,089	226,583
Bank of America Auto Trust Series 2023-1A Class A3 5.53% 2/15/28	1,344,481	1,351,280
•Barings Euro CLO DAC Series 2020-1A Class ARR 3.27% (3 mo. EURIBOR + 1.24%) 10/21/38	3,700,000	4,257,392
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 Class M3 4.92% (1 mo. USD Term SOFR + 1.24%) 3/25/35	48,794	48,777
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 Class A3 5.29% (1 mo. USD Term SOFR + 1.61%) 3/25/43	24,620	24,845
CARDS II Trust Series 2025-1A Class A 4.63% 3/15/31	4,000,000	4,014,410
•Carlyle Euro CLO DAC
Series 2017-3A Class A1R 2.72% (3 mo. EURIBOR + 0.70%) 1/15/31	97,620	112,821
Series 2019-2A Class A1R 2.87% (3 mo. EURIBOR + 0.89%) 8/15/32	1,015,020	1,171,718
CarMax Auto Owner Trust
Series 2023-4 Class A3 6.00% 7/17/28	3,679,214	3,715,906
Series 2024-4 Class A2A 4.67% 12/15/27	499,992	500,365
Series 2025-1 Class A3 4.84% 1/15/30	4,000,000	4,027,430
•Cars Alliance Auto Loans Germany V Series 2024-G1V Class A 2.48% (1 mo. EURIBOR + 0.52%) 1/18/36	3,537,108	4,090,803
Carvana Auto Receivables Trust
Series 2024-P3 Class A3 4.26% 10/10/29	654,812	654,703
Series 2024-P4 Class A3 4.64% 1/10/30	1,298,659	1,302,478
Series 2025-P1 Class A3 4.55% 5/10/30	3,000,000	3,009,908
Chase Auto Owner Trust
Series 2023-AA Class A3 5.68% 1/25/29	1,078,684	1,087,903
Series 2024-5A Class A3 4.18% 8/27/29	800,000	800,274
Citizens Auto Receivables Trust
Series 2023-1 Class A4 5.78% 10/15/30	4,735,000	4,786,780
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citizens Auto Receivables Trust (continued)
Series 2023-2 Class A3 5.83% 2/15/28	785,715	$789,584
•Countrywide Asset-Backed Certificates Trust Series 2004-6 Class 1A1 4.33% (1 mo. USD Term SOFR + 0.65%) 12/25/34	979,362	960,112
•Cumulus Static CLO DAC Series 2024-1A Class A 3.18% (3 mo. EURIBOR + 1.20%) 11/15/33	2,050,130	2,370,538
•Dryden 27 R Euro CLO DAC Series 2017-27A Class AR 2.68% (3 mo. EURIBOR + 0.66%) 4/15/33	639,565	738,502
•Dryden 86 CLO Ltd. Series 2020-86A Class A1R2 4.80% (3 mo. USD Term SOFR + 1.13%) 7/17/34	1,300,000	1,300,000
•Dryden 95 CLO Ltd. Series 2021-95A Class AR 4.70% (3 mo. USD Term SOFR + 1.04%) 8/20/34	3,500,000	3,496,315
•Elevation CLO Ltd. Series 2018-3A Class A1R2 4.97% (3 mo. USD Term SOFR + 1.30%) 1/25/35	3,000,000	2,996,667
ELFI Graduate Loan Program LLC Series 2021-A Class A 1.53% 12/26/46	1,723,801	1,558,669
Enterprise Fleet Financing LLC
Series 2022-4 Class A2 5.76% 10/22/29	150,700	150,879
Series 2025-4 Class A2 4.05% 8/20/28	4,500,000	4,494,621
•Evergreen Credit Card Trust Series 2025-1A Class A 4.23% (1 day USD SOFR + 0.59%) 10/15/29	5,200,000	5,214,886
•FACT SA Series 2024-1 Class A 2.59% (1 mo. EURIBOR + 0.65%) 9/22/31	2,784,289	3,220,149
•Finance America Mortgage Loan Trust Series 2004-2 Class M1 4.62% (1 mo. USD Term SOFR + 0.94%) 8/25/34	249,288	242,755
Ford Auto Securitization Trust II Series 2024-BA Class A2 3.72% 11/15/28	1,123,715	811,012
Ford Credit Auto Owner Trust
Series 2023-1 Class A 4.85% 8/15/35	6,000,000	6,062,305
Series 2023-2 Class A 5.28% 2/15/36	3,400,000	3,475,864
•Gallatin CLO VIII Ltd. Series 2017-1A Class A1R 5.02% (3 mo. USD Term SOFR + 1.35%) 7/15/31	510,952	511,301
LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A3 4.40% 8/16/29	3,000,000	$3,007,030
•GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A Class ARR 4.82% (3 mo. USD Term SOFR + 1.15%) 10/20/34	3,000,000	3,000,321
•Greywolf CLO III Ltd. Series 2020-3RA Class A1R2 4.90% (3 mo. USD Term SOFR + 1.23%) 4/22/33	2,622,605	2,624,525
•Greywolf CLO IV Ltd. Series 2019-1A Class A1R2 4.91% (3 mo. USD Term SOFR + 1.24%) 4/17/34	300,000	299,853
•Harvest CLO XVI DAC Series 16A Class AR3 3.34% (3 mo. EURIBOR + 1.26%) 10/15/38	3,900,000	4,487,341
Harvest CLO XXI DAC Series 21A Class A2R 1.04% 7/15/31	692,297	791,294
•Hayfin Emerald CLO VI DAC Series 6A Class AR 3.27% (3 mo. EURIBOR + 1.25%) 10/15/38	2,900,000	3,336,962
Honda Auto Receivables Owner Trust Series 2024-4 Class A3 4.33% 5/15/29	3,300,000	3,306,442
HPEFS Equipment Trust Series 2025-2A Class A2 4.07% 11/22/32	8,000,000	8,000,271
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	1,426,387	1,436,509
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3 4.83% 1/18/28	3,500,000	3,520,402
Hyundai Auto Receivables Trust Series 2024-C Class A3 4.41% 5/15/29	2,500,000	2,508,963
•Invesco Euro CLO I DAC Series 1A Class A1R 2.67% (3 mo. EURIBOR + 0.65%) 7/15/31	375,189	432,102
•KKR CLO 16 Ltd. Series 16 Class A1R3 4.81% (3 mo. USD Term SOFR + 1.14%) 10/20/34	4,400,000	4,395,415
•KKR CLO 36 Ltd. Series 36A Class AR 4.82% (3 mo. USD Term SOFR + 1.15%) 10/15/34	1,000,000	998,957
Kubota Credit Owner Trust Series 2023-2A Class A3 5.28% 1/18/28	1,925,448	1,937,301
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Marble Point CLO XXIV Ltd. Series 2022-1A Class A1R 4.75% (3 mo. USD Term SOFR + 1.09%) 4/20/35	4,300,000	$4,292,638
•MV Credit Euro CLO III DAC Series 3A Class AR 3.28% (3 mo. EURIBOR + 1.30%) 2/15/38	4,400,000	5,057,551
Navient Education Loan Trust Series 2025-A Class A 5.02% 7/15/55	651,149	652,290
Navient Private Education Loan Trust Series 2020-A Class A2A 2.46% 11/15/68	889,876	863,020
Navient Private Education Refi Loan Trust
Series 2020-HA Class A 1.31% 1/15/69	468,184	444,864
Series 2020-IA Class A1A 1.33% 4/15/69	1,011,064	927,497
Series 2021-GA Class A 1.58% 4/15/70	1,379,999	1,246,009
Series 2022-A Class A 2.23% 7/15/70	2,520,700	2,288,794
Navient Refinance Loan Trust
Series 2025-A Class A 5.15% 2/16/55	2,036,341	2,045,607
Series 2025-C Class A 4.80% 10/15/55	1,774,474	1,765,054
Navient Student Loan Trust Series 2023-BA Class A1A 6.48% 3/15/72	725,423	743,077
Nelnet Student Loan Trust
Series 2025-BA Class A1A 4.84% 5/17/55	3,524,354	3,506,469
Series 2025-CA Class A1A 4.67% 6/22/65	3,766,532	3,723,705
Series 2026-A Class A1A 4.61% 2/21/61	1,918,131	1,892,233
•Series 2026-A Class A1B 4.97% (30 day USD SOFR Average + 1.30%) 2/21/61	575,439	577,661
•OFSI BSL X Ltd. Series 2021-10A Class AR 4.94% (3 mo. USD Term SOFR + 1.27%) 4/20/34	4,000,000	3,997,196
PFS Financing Corp. Series 2023-C Class A 5.52% 10/15/28	5,000,000	5,035,210
Post Road Equipment Finance LLC Series 2025-1A Class A2 4.90% 5/15/31	981,368	987,686
•Rockford Tower CLO Ltd. Series 2021-2A Class A1R 4.80% (3 mo. USD Term SOFR + 1.13%) 7/20/34	2,300,000	2,297,233
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A 3.91% 8/20/29	300,000	299,248
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	718,984	698,198
LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
•Series 2020-PTA Class A2B 4.64% (1 mo. USD Term SOFR + 0.96%) 9/15/54	1,620,304	$1,615,298
Series 2022-C Class A1A 4.48% 5/16/50	1,415,194	1,401,398
Series 2023-C Class A1A 5.67% 11/15/52	2,858,950	2,915,089
Series 2024-A Class A1A 5.24% 3/15/56	741,955	748,156
•Series 2024-A Class A1B 5.12% (30 day USD SOFR Average + 1.45%) 3/15/56	3,190,407	3,217,154
Series 2024-C Class A1A 5.50% 6/17/52	1,657,690	1,689,642
Series 2024-D Class A1A 5.38% 7/15/53	1,955,538	1,982,951
Series 2024-E Class A1A 5.09% 10/16/56	620,012	624,451
•Series 2024-E Class A1B 5.02% (30 day USD SOFR Average + 1.35%) 10/16/56	2,635,049	2,656,368
Series 2024-F Class A1A 5.06% 3/16/54	954,787	960,669
Series 2025-A Class A1A 5.13% 4/15/54	2,228,106	2,243,140
•Series 2026-A Class A1B 4.77% (30 day USD SOFR Average + 1.10%) 12/15/53	2,900,000	2,899,954
SoFi Consumer Loan Program Trust Series 2025-1 Class A 4.80% 2/27/34	963,023	965,041
•Toro European CLO 6 DAC Series 6A Class AR 2.95% (3 mo. EURIBOR + 0.92%) 1/12/32	1,908,953	2,204,322
Toyota Auto Receivables Owner Trust Series 2023-C Class A3 5.16% 4/17/28	1,898,514	1,907,124
Toyota Lease Owner Trust Series 2025-A Class A3 4.75% 2/22/28	8,000,000	8,039,858
•Trillium Credit Card Trust II Series 2025-1A Class A 4.22% (1 day USD SOFR + 0.59%) 9/26/30	4,000,000	4,015,860
•Trinitas CLO VI Ltd. Series 2017-6A Class AR4 4.78% (3 mo. USD Term SOFR + 1.11%) 1/25/34	4,400,000	4,395,776
•Unity-Peace Park CLO Ltd. Series 2022-1A Class A1R 4.72% (3 mo. USD Term SOFR + 1.06%) 4/20/35	4,300,000	4,288,558
•Wellfleet CLO Ltd. Series 2021-2A Class A1R 4.82% (3 mo. USD Term SOFR + 1.15%) 7/15/34	4,300,000	4,296,040
Total Non-Agency Asset-Backed Securities (Cost $243,720,225)		243,561,234
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.58%
•Bear Stearns ARM Trust Series 2003-1 Class 5A1 5.91% 4/25/33	8,267	$8,007
•GCAT Trust Series 2022-HX1 Class A1 2.89% 12/27/66	1,081,070	1,007,857
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 Class A25 5.01% (30 day USD SOFR Average + 1.35%) 11/25/54	1,215,418	1,219,771
•GSR Mortgage Loan Trust Series 2005-5F Class 8A1 4.29% (1 mo. USD Term SOFR + 0.61%) 6/25/35	87,718	84,874
•JP Morgan Mortgage Trust Series 2025-NQM2 Class A1 5.57% 9/25/65	2,515,174	2,525,469
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 Class 1A 5.45% 5/25/33	2,441	2,343
MFA Trust
•Series 2020-NQM2 Class A1 1.38% 4/25/65	161,439	157,970
•Series 2021-RPL1 Class A1 1.13% 7/25/60	1,296,005	1,190,813
φSeries 2023-NQM4 Class A1 6.11% 12/25/68	535,595	537,101
•New Residential Mortgage Loan Trust Series 2018-3A Class A1 4.50% 5/25/58	233,092	228,066
•New York Mortgage Trust Series 2005-3 Class A1 4.27% (1 mo. USD Term SOFR + 0.59%) 2/25/36	38,107	37,901
φOBX Trust
Series 2023-NQM6 Class A1 6.52% 7/25/63	1,301,964	1,302,420
Series 2024-NQM5 Class A1 5.99% 1/25/64	749,494	752,740
•Oceanview Mortgage Trust Series 2025-3 Class AF1 4.61% (30 day USD SOFR Average + 0.95%) 5/25/55	800,295	800,408
φPRET Trust Series 2025-RPL4 Class A1 4.00% 3/25/65	2,863,125	2,777,963
φPRPM Trust Series 2023-NQM3 Class A1 6.22% 11/25/68	233,401	234,379
•Sequoia Mortgage Trust Series 2004-6 Class A1 4.64% 7/20/34	2,310	2,129
•Towd Point Mortgage Trust
Series 2018-5 Class A1 3.25% 7/25/58	4,745,265	4,587,346
Series 2019-4 Class A1 2.90% 10/25/59	1,400,763	1,350,064
Series 2019-HY2 Class A1 4.79% (1 mo. USD Term SOFR + 1.11%) 5/25/58	351,208	358,336
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust (continued)
Series 2020-1 Class A1 2.71% 1/25/60		700,802	$678,118
Verus Securitization Trust
•Series 2021-6 Class A1 1.63% 10/25/66		1,788,619	1,566,231
φSeries 2024-1 Class A1 5.71% 1/25/69		831,725	833,087
Total Non-Agency Collateralized Mortgage Obligations (Cost $22,621,536)			22,243,393
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.77%
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A 5.14% (1 mo. USD Term SOFR + 1.46%) 11/15/36		915,528	915,972
•AREIT LLC Series 2022-CRE7 Class A 5.92% (1 mo. USD Term SOFR + 2.24%) 6/17/39		2,366,578	2,367,327
Benchmark Mortgage Trust Series 2019-B12 Class AAB 3.04% 8/15/52		3,467,000	3,397,871
•BSREP Commercial Mortgage Trust Series 2021-DC Class A 4.74% (1 mo. USD Term SOFR + 1.06%) 8/15/38		3,152,845	3,042,271
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 Class A 5.17% (1 mo. USD Term SOFR + 1.50%) 12/15/31		551,299	544,927
•NYO Commercial Mortgage Trust Series 2021-1290 Class A 4.88% (1 mo. USD Term SOFR + 1.21%) 11/15/38		4,500,000	4,488,754
•Starwood Ltd. Series 2022-FL3 Class A 5.02% (30 day USD SOFR Average + 1.35%) 11/15/38		39,134	39,117
•VNDO Trust Series 2016-350P Class D 3.90% 1/10/35		400,000	399,333
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $15,115,128)			15,195,572
ΔSOVEREIGN BONDS–3.63%
Brazil—1.68%
^Brazil Letras do Tesouro Nacional
0.00% 7/1/26	BRL	41,600,000	7,766,238
0.00% 10/1/26	BRL	37,000,000	6,681,136
			14,447,374
Chile—0.04%
Bonos de la Tesoreria de la Republica en pesos 5.80% 10/1/29	CLP	270,000,000	305,283
			305,283
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy—0.30%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29	2,500,000	$2,607,164
		2,607,164
Luxembourg—0.61%
Eagle Funding Luxco SARL 5.50% 8/17/30	5,200,000	5,227,300
		5,227,300
Panama—0.17%
Panama Government International Bonds 8.88% 9/30/27	1,400,000	1,484,126
		1,484,126
Saudi Arabia—0.83%
KSA Sukuk Ltd. 5.25% 6/4/27	5,100,000	5,138,250
Saudi Government International Bonds 5.13% 1/13/28	2,000,000	2,018,330
		7,156,580
Total Sovereign Bonds (Cost $31,078,858)		31,227,827
U.S. TREASURY OBLIGATION–0.35%
U.S. Treasury Inflation Indexed Notes 2.13% 4/15/29	2,913,201	2,990,511
Total U.S. Treasury Obligation (Cost $2,927,457)		2,990,511

	Number of Shares
MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	1,129,323	1,129,323
Total Money Market Fund (Cost $1,129,323)		1,129,323

	Notional Amount
OPTIONS PURCHASED–0.18%
Over-The-Counter–0.18%
Put Swaptions–0.15%
1 Year Interest Rate Swap Strike price $3.65, expiration date 9/9/26, notional amount $362,700,000 MSC	362,700,000	991,129
1 Year Interest Rate Swap Strike price $4.25, expiration date 12/9/26, notional amount $225,300,000 BNP	225,300,000	271,545
		1,262,674
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions–0.03%
1 Year Interest Rate Swap Strike price $3.00, expiration date 7/28/26, notional amount $179,200,000 GSB	179,200,000	$97,241
1 Year Interest Rate Swap Strike price $3.00, expiration date 8/3/26, notional amount $134,100,000 MSC	134,100,000	77,688
1 Year Interest Rate Swap Strike price $3.00, expiration date 8/11/26, notional amount $64,200,000 GSB	64,200,000	40,283
1 Year Interest Rate Swap Strike price $3.00, expiration date 8/11/26, notional amount $70,500,000 MSC	70,500,000	44,236
		259,448
Total Options Purchased (Cost $871,853)		1,522,122

	Principal Amount°
SHORT-TERM INVESTMENTS—9.20%
Discounted Commercial Paper–7.48%
≠Alimentation Couche-Tard, Inc.
4.10% 4/21/26	8,700,000	8,680,183
≠Constellation Energy Generation LLC
3.87% 4/1/26	2,400,000	2,400,000
3.87% 4/2/26	4,100,000	4,099,559
4.03% 4/24/26	600,000	598,455
≠Elevance Health, Inc.
4.05% 4/1/26	3,600,000	3,600,000
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Elevance Health, Inc. (continued)
4.05% 4/13/26	5,100,000	$5,093,115
≠ERAC USA Finance LLC
4.15% 4/13/26	700,000	699,032
≠Jones Lang LaSalle Finance BV
4.03% 4/9/26	8,700,000	8,692,209
≠JTI Financial Services North America LLC
3.88% 5/4/26	700,000	697,510
4.07% 5/20/26	8,100,000	8,055,128
≠NextEra Energy Capital Holdings, Inc.
4.02% 4/20/26	8,700,000	8,681,542
≠Phillips 66
4.30% 4/24/26	13,100,000	13,064,011
		64,360,744
U.S. Treasury Obligations–0.06%
≠U.S. Treasury Bills
3.72% 7/21/26	464,000	458,850
3.72% 7/21/26	79,000	78,123
		536,973
Repurchase Agreement–1.66%
JPMorgan Securities LLC 3.70%, dated 3/31/26, to be repurchased on 4/1/26, repurchase price $14,301,450 (collateralized by U.S. Treasury Notes 4.00% 2/28/30; market value $14,639,184)	14,300,000	14,300,000
		14,300,000
Total Short-Term Investments (Cost $79,197,675)		79,197,717

TOTAL INVESTMENTS–121.00% (Cost $1,042,954,562)	1,041,924,731

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(21.00%)	(180,829,098)
NET ASSETS APPLICABLE TO 90,991,203 SHARES OUTSTANDING–100.00%	$861,095,633

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(12,905,000)	USD	9,141,250	4/2/26	$237,683	$—
BNP	AUD	6,937,000	USD	(4,870,634)	4/2/26	—	(84,579)
BNP	BRL	(42,320,161)	USD	7,905,224	4/2/26	—	(261,999)
BNP	BRL	42,320,161	USD	(8,081,785)	4/2/26	85,438	—
BNP	BRL	1,678,005	USD	(320,000)	5/5/26	1,669	—
BNP	BRL	7,698,288	USD	(1,448,727)	6/2/26	17,296	—
BNP	BRL	(8,600,000)	USD	1,604,359	7/2/26	—	(21,585)
BNP	BRL	23,337,820	USD	(4,344,280)	7/2/26	68,043	—
BNP	BRL	(10,700,000)	USD	1,947,128	10/2/26	—	(32,372)
BNP	CAD	(6,845,933)	USD	5,016,969	4/2/26	95,290	—
BNP	CAD	5,919,728	USD	(4,244,464)	4/2/26	11,348	—
BNP	CAD	(5,911,387)	USD	4,244,464	5/4/26	—	(11,336)
BNP	CLP	(281,588,589)	USD	314,182	4/9/26	10,118	—
BNP	CNH	963,000	USD	(140,249)	4/2/26	—	(411)
BNP	CNH	1,429,000	USD	(207,330)	4/2/26	175	—
BNP	CNH	(1,380,000)	USD	200,011	4/2/26	—	(378)
BNP	CNH	(345,000)	USD	50,159	4/2/26	61	—
BNP	EUR	(28,433,595)	USD	33,616,812	4/2/26	748,773	—
BNP	EUR	(148,000)	USD	170,446	4/2/26	—	(636)
BNP	GBP	969,200	USD	(1,309,310)	4/2/26	—	(26,482)
BNP	GBP	(659,000)	USD	873,791	4/2/26	1,542	—
BNP	IDR	4,659,944,002	USD	(276,000)	4/13/26	—	(1,444)
BNP	IDR	5,201,001,252	USD	(307,501)	4/16/26	—	(1,088)
BNP	IDR	1,695,200,000	USD	(100,000)	4/17/26	—	(132)
BNP	IDR	3,739,264,760	USD	(220,000)	4/27/26	233	—
BNP	IDR	11,829,066,396	USD	(700,000)	4/27/26	—	(3,300)
BNP	IDR	7,024,565,327	USD	(414,000)	5/4/26	—	(375)
BNP	IDR	11,987,613,291	USD	(712,626)	6/10/26	—	(7,859)
BNP	ILS	(1,920,162)	USD	621,871	4/6/26	10,940	—
BNP	ILS	489,438	USD	(154,526)	4/6/26	1,197	—
BNP	ILS	(488,897)	USD	154,526	5/5/26	—	(1,181)
BNP	ILS	(467,000)	USD	148,989	6/10/26	140	—
BNP	INR	(44,042,729)	USD	466,100	5/6/26	—	(832)
BNP	KRW	64,960,004	USD	(44,000)	4/13/26	—	(801)
BNP	KRW	(65,246,300)	USD	42,946	4/13/26	—	(443)
BNP	KRW	(566,346,790)	USD	387,086	4/15/26	10,442	—
BNP	KRW	65,242,864	USD	(42,946)	4/15/26	443	—
BNP	KRW	67,051,388	USD	(45,000)	4/16/26	—	(407)
BNP	KRW	29,864,000	USD	(20,000)	4/17/26	—	(138)
BNP	KRW	45,153,728	USD	(30,000)	4/20/26	33	—
BNP	KRW	44,766,603	USD	(30,000)	4/23/26	—	(222)
BNP	KRW	(126,248,707)	USD	84,000	4/27/26	12	—
BNP	MXN	37,153,561	USD	(2,111,198)	6/17/26	—	(52,215)
BNP	MXN	(8,168,000)	USD	455,380	6/17/26	2,725	—
BNP	PLN	4,437,361	USD	(1,231,530)	4/15/26	—	(36,214)
BNP	PLN	(572,000)	USD	159,880	4/15/26	5,797	—
BNP	SGD	1,664,647	USD	(1,301,336)	4/2/26	—	(6,412)
BNP	SGD	2,284,063	USD	(1,774,305)	4/2/26	2,461	—
BNP	SGD	(1,660,926)	USD	1,301,336	5/4/26	6,178	—
BNP	SGD	(2,278,953)	USD	1,774,305	5/4/26	—	(2,778)
BNP	THB	(19,075,594)	USD	595,001	4/16/26	15,842	—
BNP	THB	(3,239,897)	USD	100,000	4/17/26	1,624	—
BNP	THB	12,776	USD	(403)	4/20/26	—	(15)
BNP	THB	(10,492,101)	USD	321,557	4/20/26	2,892	—
BNP	THB	2,750,351	USD	(84,000)	5/5/26	—	(361)
BNP	TWD	1,274,097	USD	(40,000)	4/13/26	—	(200)
BNP	TWD	1,579,830	USD	(49,225)	4/13/26	125	—
BNP	TWD	321,220	USD	(10,000)	4/17/26	29	—
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	TWD	6,568,586	USD	(205,000)	4/20/26	$13	$—
BNP	TWD	8,055,881	USD	(252,000)	4/27/26	—	(782)
BNP	TWD	(17,770,585)	USD	552,000	5/4/26	—	(1,860)
BNP	ZAR	(5,239,000)	USD	307,936	4/20/26	—	(1,188)
BNP	ZAR	(4,108,000)	USD	242,610	4/20/26	221	—
GSB	BRL	(56,995,165)	USD	10,204,266	4/2/26	—	(795,036)
GSB	BRL	56,995,165	USD	(10,841,155)	4/2/26	158,148	—
GSB	BRL	(12,235,830)	USD	2,272,274	6/2/26	—	(57,856)
GSB	BRL	1,209,880	USD	(227,371)	6/2/26	3,033	—
GSB	BRL	4,055,398	USD	(758,680)	7/2/26	8,046	—
GSB	BRL	(19,600,000)	USD	3,654,025	7/2/26	—	(51,614)
GSB	BRL	(17,000,000)	USD	3,137,979	10/2/26	—	(7,021)
GSB	CNH	1,164,781	USD	(170,154)	4/2/26	—	(1,015)
GSB	IDR	4,538,580,000	USD	(269,902)	6/10/26	—	(3,073)
GSB	ILS	(2,078,265)	USD	668,532	4/13/26	7,110	—
GSB	ILS	88,943	USD	(28,594)	6/10/26	—	(245)
GSB	INR	(3,634,855)	USD	39,850	4/7/26	1,075	—
GSB	INR	1,211,504	USD	(12,896)	4/7/26	28	—
GSB	INR	(1,216,933)	USD	12,896	4/24/26	—	(36)
GSB	INR	(33,436,047)	USD	353,900	5/6/26	—	(582)
GSB	JPY	345,551,533	USD	(2,171,484)	5/7/26	13,426	—
GSB	KRW	(304,140,713)	USD	207,872	4/15/26	5,606	—
GSB	MXN	3,829,000	USD	(207,209)	4/13/26	6,194	—
GSB	MXN	26,333,482	USD	(1,509,428)	6/17/26	—	(50,074)
GSB	PLN	656,000	USD	(181,987)	4/15/26	—	(5,277)
GSB	THB	11,924,392	USD	(363,380)	4/16/26	—	(1,341)
GSB	THB	(11,671,142)	USD	371,536	4/20/26	17,062	—
GSB	THB	(10,178,241)	USD	310,767	6/17/26	185	—
GSB	THB	(1,724,970)	USD	52,613	6/17/26	—	(23)
GSB	TWD	1,437,210	USD	(45,000)	4/16/26	—	(121)
GSB	TWD	6,700,470	USD	(210,000)	4/23/26	—	(947)
GSB	TWD	(1,142,410)	USD	35,891	6/17/26	344	—
JPM	AUD	(961,000)	USD	679,086	4/2/26	16,062	—
JPM	BRL	21,700,000	USD	(4,107,790)	4/2/26	80,018	—
JPM	BRL	(21,700,000)	USD	4,157,566	4/2/26	—	(30,243)
JPM	BRL	(13,400,000)	USD	2,476,890	7/2/26	—	(56,557)
JPM	BRL	(9,300,000)	USD	1,693,388	10/2/26	—	(27,112)
JPM	CAD	930,000	USD	(674,578)	4/2/26	—	(5,982)
JPM	CHF	(662,000)	USD	857,382	4/2/26	29,286	—
JPM	CHF	(660,224)	USD	827,707	5/4/26	—	(1,256)
JPM	CNH	(1,275,304)	USD	184,483	4/2/26	—	(704)
JPM	CNH	583,874	USD	(84,585)	5/7/26	427	—
JPM	EUR	(3,700,000)	USD	4,308,687	4/2/26	31,643	—
JPM	EUR	200,000	USD	(232,273)	4/2/26	—	(1,082)
JPM	EUR	(32,255,595)	USD	37,100,882	5/4/26	—	(245,061)
JPM	GBP	(398,000)	USD	532,781	4/2/26	5,990	—
JPM	GBP	500,000	USD	(670,899)	4/2/26	—	(9,102)
JPM	GBP	412,200	USD	(545,863)	5/5/26	—	(305)
JPM	IDR	2,516,787,000	USD	(149,734)	6/10/26	—	(1,769)
JPM	ILS	618,000	USD	(200,115)	4/6/26	—	(3,488)
JPM	ILS	(7,178,193)	USD	2,325,212	6/10/26	37,269	—
JPM	INR	39,025,742	USD	(422,434)	4/7/26	—	(6,122)
JPM	INR	(8,283,919)	USD	91,048	4/7/26	2,679	—
JPM	INR	(109,721,058)	USD	1,166,997	4/7/26	—	(3,463)
JPM	INR	109,908,944	USD	(1,166,997)	4/24/26	963	—
JPM	JPY	28,723,255	USD	(184,550)	4/2/26	—	(3,534)
JPM	KRW	(116,560,800)	USD	79,665	4/15/26	2,148	—
JPM	KRW	(90,061,800)	USD	60,000	4/27/26	86	—
JPM	MXN	1,787,748	USD	(97,118)	4/9/26	2,553	—
JPM	MXN	6,551,000	USD	(355,430)	4/15/26	9,619	—
JPM	MXN	24,148,269	USD	(1,347,154)	5/21/26	—	(5,892)
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPM	MXN	(2,688,000)	USD	150,093	6/17/26	$1,129	$—
JPM	MXN	(1,514,000)	USD	83,867	6/17/26	—	(36)
JPM	PLN	8,698,000	USD	(2,404,810)	4/15/26	—	(61,782)
JPM	PLN	(2,049,000)	USD	557,037	4/15/26	5,087	—
JPM	PLN	(653,000)	USD	175,159	4/15/26	—	(744)
JPM	SGD	(6,890,806)	USD	5,467,848	4/2/26	107,509	—
JPM	SGD	2,943,465	USD	(2,281,756)	4/2/26	7,957	—
JPM	SGD	(2,936,871)	USD	2,281,756	5/4/26	—	(8,359)
JPM	THB	(4,271,124)	USD	130,000	4/23/26	243	—
JPM	TWD	(1,558,689)	USD	48,822	4/13/26	132	—
JPM	ZAR	22,052,291	USD	(1,320,621)	4/20/26	—	(19,440)
MSC	DKK	(56,500,000)	USD	8,956,660	1/4/27	102,191	—
MSC	EUR	(174,000)	USD	199,554	4/2/26	—	(1,582)
MSC	IDR	3,726,756,000	USD	(220,000)	4/27/26	—	(504)
MSC	IDR	(2,547,975,000)	USD	151,464	6/10/26	1,665	—
MSC	INR	433,270,640	USD	(4,688,569)	4/7/26	—	(66,611)
MSC	INR	(351,879,511)	USD	3,705,945	4/7/26	—	(47,764)
MSC	INR	353,547,186	USD	(3,705,945)	4/24/26	51,064	—
MSC	JPY	317,954,192	USD	(2,042,940)	4/2/26	—	(39,172)
MSC	MXN	4,909,000	USD	(266,354)	4/10/26	7,311	—
MSC	NZD	1,585,000	USD	(949,337)	4/2/26	—	(38,458)
MSC	NZD	1,585,000	USD	(908,194)	5/4/26	3,719	—
MSC	TWD	5,432,962	USD	(170,000)	4/27/26	—	(576)
MSC	ZAR	(3,256,000)	USD	192,253	4/20/26	135	—
Total Foreign Currency Exchange Contracts						$2,065,925	$(2,220,986)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
304	3 Month Euro Euribor Futures	$85,367,399	$85,542,646	12/14/26	$—	$(175,247)
(143)	CBOT 10 Year U.S. Treasury Notes Futures	(15,879,703)	(16,191,293)	6/18/26	311,590	—
3,745	CBOT 2 Year U.S. Treasury Notes Futures	776,882,693	779,105,429	6/30/26	—	(2,222,736)
(148)	CBOT 5 Year U.S. Treasury Notes Futures	(16,010,594)	(15,982,166)	6/30/26	—	(28,428)
19	SFE 10 Year Australian Bond Futures	1,412,550	1,420,650	6/15/26	—	(8,100)
648	SFE 3 Year Australian Bond Futures	46,342,833	46,524,719	6/15/26	—	(181,886)
263	Three Month SONIA Index Futures	83,232,365	83,654,686	3/16/27	—	(422,321)
861	Three-Month SOFR Futures	207,920,737	208,341,029	3/14/28	—	(420,292)
(698)	Ultra 10 Year U.S. Treasury Notes Futures	(79,233,906)	(80,418,588)	6/18/26	1,184,682	—
(106)	Ultra U.S. Treasury Bond Futures	(12,355,625)	(12,769,770)	6/18/26	414,145	—
Total Futures Contracts					$1,910,417	$(3,459,010)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BNP-collateralized by FHLMC and GNMA 4.573%-4.653% 4/25/55-9/20/73; market value $17,042,188	3.91%	3/31/26	4/9/26	$(15,834,520)	$(15,836,239)
CITI-collateralized by FHLMC 4.602% 11/25/54; market value $5,083,827	3.80%	3/31/26	4/6/26	(4,918,214)	(4,920,810)
JPM-collateralized by U.S. Treasury Notes 4.00% 2/28/30; market value $2,420,067	3.74%	3/31/26	4/1/26	(2,418,000)	(2,418,000)
RBC-collateralized by FNMA 4.562% 9/25/54; market value $9,458,556	3.83%	3/31/26	4/9/26	(9,183,217)	(9,185,171)
Total Reverse Repurchase Agreements				$(32,353,951)	$(32,360,220)
LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
MSC Korea International Bonds 3.75% 01/19/2027 - Quarterly	6,000,000	(1.00%)	12/20/30	$(178,142)	$(211,747)	$33,605	$—
Protection Sold
BNP ITRAXX Europe.44 -Quarterly[3]	EUR 2,800,000	(5.00%)	12/20/30	560,340	589,906	—	(29,566)
JPM ITRAXX Europe.44 -Quarterly[3]	EUR 6,300,000	(5.00%)	12/20/30	1,260,766	1,302,097	—	(41,331)
					1,892,003	—	(70,897)
Total CDS Contracts					$1,680,256	$33,605	$(70,897)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
10,300,000	3.75	SOFR12M	Receive	Annual	12/18/29	$(59,372)	$12,739	$—	$(72,111)
8,100,000	3.75	SOFR12M	Receive	Annual	12/17/32	(18,971)	(172,448)	153,477	—
CLP 245,300,000	4.59	1 day CLP CAMARA	Receive	Semi-annual	10/1/29	3,710	—	3,710	—
EUR 1,100,000	3.00	EURIBOR06M	Receive	Annual/Semiannual	9/16/56	26,309	9,756	16,553	—
82,610,000	3.33	SOFR12M	Receive	Annual	8/31/30	846,847	354,248	492,599	—
10,378,200	3.33	SOFR12M	Receive	Annual	8/31/30	106,388	(53,342)	159,730	—
3,700,000	3.34	SOFR12M	Receive	Annual	8/31/30	36,274	—	36,274	—
5,100,000	3.38	SOFR12M	Receive	Annual	8/31/30	42,291	—	42,291	—
500,000	3.41	SOFR12M	Receive	Annual	8/31/30	3,565	—	3,565	—
800,000	3.42	SOFR12M	Receive	Annual	8/31/30	5,263	—	5,263	—
AUD 15,700,000	4.25	BBSW6M	Pay	Semi-annual	3/18/36	(688,192)	31,441	—	(719,633)
EUR 2,600,000	2.75	EURIBOR06M	Pay	Annual/Semiannual	9/16/36	(93,124)	(91,567)	—	(1,557)
GBP 28,300,000	3.50	SONIA12M	Pay	Annual	3/18/31	(1,171,182)	(391,889)	—	(779,293)
Total IRS Contracts							$(301,062)	$913,462	$(1,572,594)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
DKK–Danish Krone
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
IDR–Indonesia Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NZD–New Zealand Dollar
PLN–Polish Zloty
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
TBA–To be announced
THB–Thailand Baht
TWD–Taiwan New Dollar
USD–United States Dollar
ZAR–South African Rand
LVIP PIMCO Low Duration Bond Fund–15